Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	ICTS INTERNATIONAL N V
Entity Central Index Key	0001010134
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,009,185

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,928	$ 4,583
Restricted certificate of deposit		3,500
Accounts receivable, net	13,790	12,230
Deferred tax assets	158	151
Prepaid expenses and other current assets	1,978	1,016
Total current assets	19,854	21,480
Property and equipment, net	1,689	1,542
Restricted certificate of deposit	3,500
Goodwill	314	314
Other assets	861	648
Total assets	26,218	23,984
CURRENT LIABILITIES:
Notes payable - bank	8,143	6,663
Accounts payable	4,020	2,658
Accrued expenses and other current liabilities	14,628	13,028
Income taxes payable	10,783	11,070
Total current liabilities	37,574	33,419
LONG-TERM LIABILITIES:
Convertible notes payable to related party, including accrued interest	18,944	14,810
Liability to United States Department of Labor	1,005	1,184
Other liabilities	113	105
Total liabilities	57,636	49,518
SHAREHOLDERS' DEFICIENCY:
Common stock, 0.45 Euro par value; 17,000,000 shares authorized; 8,009,185 shares issued and outstanding as of June 30, 2011 and December 31, 2010	4,475	4,475
Additional paid-in capital	20,845	20,845
Accumulated deficit	(49,893)	(44,028)
Accumulated other comprehensive loss	(6,845)	(6,826)
Total shareholders' deficiency	(31,418)	(25,534)
Total liabilities and shareholders' deficiency	$ 26,218	$ 23,984

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) (USD $)	Jun. 30, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.45	$ 0.45
Common stock, shares authorized	17,000,000	17,000,000
Common stock, shares issued	8,009,185	8,009,185
Common stock, shares outstanding	8,009,185	8,009,185

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Revenue	$ 51,734	$ 47,560
Cost of revenue	45,902	41,426
GROSS PROFIT	5,832	6,134
Operating expenses:
Research and development	1,189	892
Selling, general and administrative	8,676	6,862
Settlement loss, net		1,500
Total operating expenses	9,865	9,254
OPERATING LOSS	(4,033)	(3,120)
Other expenses, net	(1,720)	(336)
LOSS BEFORE EQUITY LOSS FROM INVESTMENT IN AFFILIATE AND INCOME TAX EXPENSE	(5,753)	(3,456)
Equity loss from investment in affiliate		(675)
Income tax expense	(112)	(236)
LOSS FROM CONTINUING OPERATIONS	(5,865)	(4,367)
Loss from discontinued operations		(90)
NET LOSS	(5,865)	(4,457)
LOSS PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.73)	$ (0.55)
Discontinued operations	$ 0	$ (0.01)
Net loss	$ (0.73)	$ (0.56)
Weighted average number of shares outstanding	8,009,185	7,890,137
COMPREHENSIVE LOSS
Net loss	(5,865)	(4,457)
Translation adjustment	(19)	172
Comprehensive loss	$ (5,884)	$ (4,285)